Goodwill - Schedule of Information for Individual Asset or Cash generating Unit (Details) - CAD ($) $ in Thousands	Apr. 30, 2024	Apr. 30, 2023
Oss [Member]
Disclosure of information for cash-generating units [line items]
Recoverable amount	$ 5,965	$ 6,723
Terminal growth rates	2.50%	2.50%
Discount rates	22.00%	21.60%
Utrecht [Member]
Disclosure of information for cash-generating units [line items]
Recoverable amount	$ 12,737	$ 11,405
Terminal growth rates	2.50%	2.50%
Discount rates	19.00%	18.60%
Bio strand [Member]
Disclosure of information for cash-generating units [line items]
Recoverable amount	$ 14,611	$ 31,546
Terminal growth rates	2.50%	2.50%
Discount rates	45.00%	33.10%